UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10269
                                                     ---------

                       UBS Equity Opportunity Fund, L.L.C.
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                  UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                    SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                          (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                   SEPTEMBER 30, 2008
---------------------------------------------------------------------------------------------------------------------
                                                                                      REALIZED AND
                                                                                       UNREALIZED         INITIAL
                                                                     % OF MEMBERS'     GAIN/(LOSS)      ACQUISITION
INVESTMENT FUND                        COST          FAIR VALUE         CAPITAL      FROM INVESTMENTS      DATE
--------------------------------  ---------------  ---------------  --------------  -----------------  -------------
 Alydar Fund, L.P.                   $ 6,000,000   $  5,856,000           4.17%      $   (144,000)      9/1/2008
 Alysheba Fund, L.P.                   2,000,000      1,734,000           1.24           (266,000)      9/1/2008
 Artis Aggressive Growth
    (Institutional), L.P.              1,500,000      1,419,900           1.01            (80,100)      9/1/2008
 Bonanza Partners, L.P.                2,077,037      3,918,177           2.79         (4,386,667)      4/1/2004
 Corsair Capital Partners, L.P.        5,000,000      7,419,260           5.28           (222,998)      1/1/2005
 D. Jabro Partners, L.P.              10,000,000     12,930,631           9.20            134,179       1/1/2006
 Eminence Partners, L.P.                      --     16,300,026          11.60         (3,015,306)      3/1/2001
 Marea Partners, L.P.                  5,000,000      3,545,726           2.52         (1,402,478)     10/1/2007
 MSG Partners, L.P.                   11,000,000     11,168,914           7.95            168,914       1/1/2008
 North Run Qualified Partners, L.P.   10,000,000      7,983,480           5.68         (2,016,520)      1/1/2008
 Pennant Onshore Qualified, L.P.         522,000      4,336,951           3.09            (74,384)      1/1/2003
 Pennant Winward Fund, L.P.            2,860,000     10,315,815           7.34            352,525      10/1/2004
 Pershing Square, L.P.                 2,000,000     10,521,428           7.49            196,000       1/1/2005
 Seneca Capital, L.P.                  2,465,628      7,294,150           5.19         (2,277,360)      7/1/2004
 Seneca Capital, L.P.
    (side pocket #1)                     973,741        470,536           0.34           (503,205)      7/1/2004
 Seneca Capital, L.P.
    (side pocket #2)                   1,060,631        882,082           0.63           (178,549)      7/1/2004
 Wesley Capital QP, L.P.               6,750,000      8,543,131           6.08         (2,556,446)      8/1/2005
 Yaupon Partners, L.P.                 2,500,000      5,848,515           4.16         (1,393,230)      4/1/2004
                                     -----------   ------------          -----       ------------
    LONG/SHORT EQUITY SUBTOTAL       $71,709,037   $120,488,722          85.76%      $(17,665,625)


 Redeemed Investment Funds                    --             --            --          (6,680,876)
                                     -----------   ------------          -----       ------------
 TOTAL                               $71,709,037   $120,488,722          85.76%      $(24,346,501)
                                     ===========   ============          =====       ============

                                                                             DOLLAR AMOUNT OF
                                                           FIRST            FAIR VALUE FOR FIRST
                                                         AVAILABLE                AVAILABLE
INVESTMENT FUND                       LIQUIDITY*        REDEMPTION**             REDEMPTION
--------------------------------     ------------      --------------      ----------------------
 Alydar Fund, L.P.                     Quarterly        12/31/2008              5,856,000
 Alysheba Fund, L.P.                   Quarterly        12/31/2008              1,734,000
 Artis Aggressive Growth
    (Institutional), L.P.              Quarterly         8/31/2010              1,419,900
 Bonanza Partners, L.P.                Quarterly
 Corsair Capital Partners, L.P.         Annually
 D. Jabro Partners, L.P.                Annually
 Eminence Partners, L.P.              Semi-Annually
 Marea Partners, L.P.                 Semi-Annually     12/31/2008              3,545,726
 MSG Partners, L.P.                     Annually        12/31/2009             11,168,914
 North Run Qualified Partners, L.P.   Semi-Annually      6/30/2010              7,983,480
 Pennant Onshore Qualified, L.P.       Quarterly
 Pennant Winward Fund, L.P.            Quarterly
 Pershing Square, L.P.                  Annually
 Seneca Capital, L.P.                   Annually
 Seneca Capital, L.P.
    (side pocket #1)                      N/A
 Seneca Capital, L.P.
    (side pocket #2)                      N/A
 Wesley Capital QP, L.P.              Quarterly
 Yaupon Partners, L.P.                 Annually


*    Available frequency of redemptions after initial lock up period.
**   Investment Funds with no date provided can be redeemed in full.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

                                                            INVESTMENTS IN           OTHER FINANCIAL
     VALUATION INPUTS                                        SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     LEVEL 1 - QUOTED PRICES                                $        --               $          --
------------------------------------------------------------------------------------------------------
     LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                   --
------------------------------------------------------------------------------------------------------
     LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                 --                 120,488,722
------------------------------------------------------------------------------------------------------
        TOTAL                                               $        --               $ 120,488,722
------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include investments in other investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                            INVESTMENTS IN           OTHER FINANCIAL
                                                              SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                        $        --               $ 159,318,093
------------------------------------------------------------------------------------------------------
        ACCRUED DISCOUNTS/PREMIUMS                                   --                          --
------------------------------------------------------------------------------------------------------
        REALIZED GAIN/LOSS                                           --                   9,609,908
------------------------------------------------------------------------------------------------------
        CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)             --                 (33,956,409)
------------------------------------------------------------------------------------------------------
        NET PURCHASES (SALES)                                        --                 (14,482,870)
------------------------------------------------------------------------------------------------------
        TRANSFERS IN AND/OR OUT OF LEVEL 3                           --
------------------------------------------------------------------------------------------------------
     BALANCE AS OF SEPTEMBER 30, 2008                       $        --               $ 120,488,722
------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include investments in other investment funds

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Equity Opportunity Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.